Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Spyglass Growth Fund
Class Name	Institutional Shares
Trading Symbol	SPYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Spyglass Growth Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://spyglassfunds.com/fund-firm-documents/. You can also request this information by contacting us at 1-888-878-5680.
Additional Information Phone Number	1-888-878-5680
Additional Information Website	https://spyglassfunds.com/fund-firm-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 716,984,268
Holdings Count | $ / shares	25
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$716,984,268
Number of Holdings	25
Portfolio Turnover Rate	32%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	27.9%
Consumer Discretionary	20.0%
Health Care	17.0%
Financials	13.7%
Industrials	13.4%
Real Estate	4.5%
Communication Services	2.8%
Cash & Other	0.7%

Top 10 Holdings	(% of Net Assets)
Ascendis Pharma AS	6.6%
Shift4 Payments, Inc.	6.4%
AppLovin Corp.	6.3%
Sweetgreen, Inc.	5.5%
APi Group Corp.	4.8%
Affirm Holdings, Inc.	4.7%
Procore Technologies, Inc.	4.6%
CoStar Group, Inc.	4.5%
DoorDash, Inc.	4.4%
Exact Sciences Corp.	4.4%

Updated Prospectus Web Address	https://spyglassfunds.com/fund-firm-documents/